DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Disaggregarion of Revenues by Geographical Market (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Revenues [Abstract]
Revenues	$ 34,062,670	$ 19,953,266	[1]	$ 14,645,510	[1],[2]
Over the Time [Member]
Revenues [Abstract]
Revenues	18,140,550	9,314,133		5,811,621
At a Point in Time [Member]
Revenues [Abstract]
Revenues	15,922,120	10,639,133		8,833,889
External Market [Member]
Revenues [Abstract]
Revenues	6,025,445	4,332,548		2,841,403
Domestic Market [Member]
Revenues [Abstract]
Revenues	28,037,225	15,620,718		11,804,107
Reportable Segments [Member] | Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues	15,462,061	7,456,052		4,162,220
Reportable Segments [Member] | Natural Gas Transportation [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	15,462,061	7,456,052		4,162,220
Reportable Segments [Member] | Natural Gas Transportation [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0		0
Reportable Segments [Member] | Natural Gas Transportation [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0		0
Reportable Segments [Member] | Natural Gas Transportation [Member] | Domestic Market [Member]
Revenues [Abstract]
Revenues	15,462,061	7,456,052		4,162,220
Reportable Segments [Member] | Production and Commercialization of Liquids [Member]
Revenues [Abstract]
Revenues	16,627,429	11,173,975		9,404,793
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	705,309	534,842		570,904
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	15,922,120	10,639,133		8,833,889
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | External Market [Member]
Revenues [Abstract]
Revenues	6,025,445	4,332,548		2,841,403
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Domestic Market [Member]
Revenues [Abstract]
Revenues	10,601,984	6,841,427		6,563,390
Reportable Segments [Member] | Other Services [Member]
Revenues [Abstract]
Revenues	1,810,109	1,199,170		956,948
Reportable Segments [Member] | Other Services [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	1,810,109	1,199,170		956,948
Reportable Segments [Member] | Other Services [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0		0
Reportable Segments [Member] | Other Services [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0		0
Reportable Segments [Member] | Other Services [Member] | Domestic Market [Member]
Revenues [Abstract]
Revenues	1,810,109	1,199,170		956,948
Reportable Segments [Member] | Telecommunications [Member]
Revenues [Abstract]
Revenues	163,071	124,069		121,549
Reportable Segments [Member] | Telecommunications [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	163,071	124,069		121,549
Reportable Segments [Member] | Telecommunications [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0		0
Reportable Segments [Member] | Telecommunications [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0		0
Reportable Segments [Member] | Telecommunications [Member] | Domestic Market [Member]
Revenues [Abstract]
Revenues	$ 163,071	$ 124,069		$ 121,549

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[2]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.